Segment Reporting (Details) - Schedule of Total Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 16,156,423	$ 17,538,192
Online Education Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	15,706,920	17,091,176
Technological Development and Operation Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 449,503	$ 447,016